SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL

16. SHARE CAPITAL

The Company’s authorized share capital consists of an unlimited number of common shares.

	Number of shares
	(000’s)	$

Year ended December 31, 2020
Opening balance	22,491	114,840
Shares issued on exercise of stock options	261	602
Shares issued on exercise of RSUs and DSUs	382	1,627
Shares issued on exercise of warrants	2	8
Shares issued on acquisition of Otis Gold Corp (1)	8,131	16,370
Shares issued as part of Credit Facility (2)	107	180
Shares issued to settle payables (3)	671	1,738
Value of shares issued in asset acquisition (4)	66	246
Shares issued to settle interest on convertible debentures (5)	228	588
Balance at December 31, 2020	32,339	136,199

Year ended December 31, 2021
Opening balance	32,339	136,199
Shares issued on exercise of stock options	15	54
Shares issued on exercise of RSUs and DSUs	281	970
Value of shares issued in asset acquisition (4)	232	305
Shares issued to settle interest on convertible debentures (5)	896	1,433
Balance at December 31, 2021	33,763	138,961

(1)	On April 22, 2020, the Company completed the acquisition of Otis. Otis shareholders received 0.046 of a common share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

(2)	On March 16, 2020, the Company closed a $6,000 bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Credit Facility bore interest of 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Credit Facility, Excellon issued 107,291 common shares to Sprott Lending. The Company repaid the Credit Facility on August 4, 2020 on the closing of the Financing (Note 15).
(3)	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.
(4)	In accordance with the Globex Agreement, the Company issued 65,657 common shares (valued at C$325 or $246) on September 21, 2020 and 232,240 common shares (valued at C$385 or $305) on September 22, 2021 (Note 11).
(5)	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 15) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.

The outstanding number and weighted average exercise prices of equity-settled Stock Options, Purchase Warrants, Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”) are as follows:

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding (2)	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2020	461,000	5.59	1,092,500	7.00	572,485	467,572
Granted/issued/acquired (1)	1,002,395	3.34	1,448,488	5.23	337,331	217,264
Exercised/settled	(260,596)	1.93	(2,400)	3.45	(224,750)	(193,506)
Expired	(332,359)	5.20	-	-	(91,332)	-
Forfeited	(23,003)	4.26	-	-	(128,223)	-
Outstanding at December 31, 2020	847,437	4.21	2,538,588	6.00	465,511	491,330
Exercisable at December 31, 2020	548,009	4.52	2,538,588	6.00	-	98,417

Outstanding at January 1, 2021	847,437	4.21	2,538,588	6.00	465,511	491,330
Granted/issued	257,500	3.73	-	-	466,122	209,353
Exercised/settled	(15,000)	3.05	-	-	(41,117)	(244,485)
Expired	(104,366)	5.61	(1,092,400)	7.00	(54,448)	-
Forfeited	(40,084)	3.85	-	-	(168,659)	-
Outstanding at December 31, 2021	945,487	3.96	1,446,188	5.24	667,409	456,198
Exercisable at December 31, 2021	816,987	4.03	1,446,188	5.24	-	-

(1)	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.

(2)	The Company has the following warrants outstanding at December 31, 2021:

●	302,760 warrants with an exercise price of C$3.30, which expired on March 29, 2022; and
●	1,143,428 warrants with an exercise price of C$5.75, expiring on July 30, 2023 (Note 15).

On August 27, 2021, 1,092,400 warrants with an exercise price of C$7.00 expired.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

Options outstanding and exercisable are as follows:

Exercise Price Range (CAD)	Stock Options Outstanding	Weighted Average Remaining Contractual Life (years)	Stock Options Exercisable	Weighted Average Exercise Price (CAD)
$0.00 to $1.99	45,000	2.80	11,250	1.80
$2.00 to $3.99	423,037	1.64	411,787	3.02
$4.00 to $5.99	414,450	2.36	330,950	4.53
$6.00 to $7.99	5,000	1.30	5,000	7.50
$8.00 to $9.99	58,000	0.63	58,000	8.49
	945,487	1.95	816,987	4.03

The grant date fair values of the Options were measured based on the Black-Scholes formula. Expected volatility is estimated by considering historic average share price volatility. The inputs used in the measurement of the Option fair values at grant date were the following:

	Year ended
	December 31	December 31
	2021	2020
Fair value at grant date (CAD)	$2.03	$1.64
Share price at grant date (CAD)	$3.73	$3.34
Exercise price (CAD)	$3.73	$3.34
Risk free interest rate	0.39%	0.56%
Expected life of options in years	3.26	5.00
Expected volatility	80.37%	74.81%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	5.87%	4.76%

Compensation expense is recognized over the vesting period of the grant with the corresponding equity impact recorded in contributed surplus. Share-based compensation expense comprises the following:

	2021	2020
	$	$
Stock options	475	469
RSU	454	788
DSU	613	618
	1,542	1,875